Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Nov. 30, 2016
2014 and 2015 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 173
2016 and 2017 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 297
2011 to 2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			$ 1,201